Fair Values of Financial Instruments (Details 1) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Cusip One [Member] Numbers		Dec. 31, 2012 Cusip Two [Member] Numbers		Dec. 31, 2012 Cusip Three [Member] Numbers		Dec. 31, 2012 Cusip Four [Member] Numbers		Dec. 31, 2012 Collateralized Debt Obligations [Member]	Dec. 31, 2011 Collateralized Debt Obligations [Member]	Dec. 31, 2012 Collateralized Debt Obligations [Member] Cusip One [Member]	Dec. 31, 2012 Collateralized Debt Obligations [Member] Cusip Two [Member]	Dec. 31, 2012 Collateralized Debt Obligations [Member] Cusip Three [Member]	Dec. 31, 2012 Collateralized Debt Obligations [Member] Cusip Four [Member]
Cusip			74043CAC1		74042TAJ0		01449TAB9		01450NAC6
Deal name			PreTSL XXIV		PreTSL XXVII		Alesco IX		Alesco XVII
Class			B-1		C-1		A-2A		B
Book value	$ 183,945	$ 183,131									$ 5,208	$ 5,214	$ 1,256,972	$ 1,296,077	$ 1,302,536	$ 1,351,903
Fair value	187,475	186,962									1,392	1,361	249,184	246,509	568,650	327,289
Unrealized gains/(losses)	(3,866)	(3,858)									(3,816)	(3,853)	(1,007,788)	(1,049,569)	(733,886)	(1,024,614)
Lowest credit rating assigned			Ca		C		Ba2		C
Number of performing banks			48		27		53		44
Number of performing insurance companies			13		7		10
Number of issuers in default			17		9		2		2
Number of issuers in deferral			15		6		11		10
Defaults & deferrals as a % of performing collateral			51.28%		36.26%		21.05%		39.86%
Subordination:
As a % of performing collateral			(7.37%)		(19.48%)		33.21%		(12.77%)
As a % of performing collateral - adjusted for projected future defaults			(14.22%)		(27.93%)		28.49%		(24.33%)
Other-than-temporary impairment model assumptions:
Year 1 - issuer average			2.00%		2.20%		2.20%		3.10%
Year 2 - issuer average			2.00%		2.20%		2.20%		3.10%
Year 3 - issuer average			2.00%		2.20%		2.20%		3.10%
> 3 Years - issuer average				[1]		[1]		[1]		[1]
Discount rate - 3 month Libor, plus implicit yield spread at purchase			1.48%		1.23%		1.27%		1.44%
Recovery assumptions				[2]		[2]		[2]		[2]
Prepayments			0.00%		0.00%		0.00%		0.00%
Other-than-temporary impairment	$ 271	$ 265	$ 41,100		$ 132,000		$ 36,600		$ 61,950

[1]	Default rates > 3 years are evaluated on a issuer by issuer basis and range from 0.25% to 5.00%.
[2]	Recovery assumptions are evaluated on a issuer by issuer basis and range from 0% to 15% with a five year lag.